RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Revenue from related parties

During the three months ended March 31, 2018 and 2017, medical related consulting services revenue from related party was as follows:

	Three Months Ended March 31, 2018	Three Month Ended March 31, 2017
Medical related consulting services provided to:
Shanghai Daopei (1)	$—	$66,286
	$—	$66,286

(1)	Shanghai Daopei is a subsidiary of an entity whose chairman is Wenzhao Lu, the major shareholder of the Company.

During the years ended December 31, 2017 and 2016, medical related consulting services revenue from related parties was as follows:

	Year Ended December 31, 2017	Year Ended December 31, 2016
Medical related consulting services provided to:
Beijing Nanshan (1)	$155,035	$162,500
Shanghai Daopei (2)	67,576	313,946
Hebei Yanda (3)	—	140,000
	$222,611	$616,446

(1)	Beijing Nanshan is a subsidiary of an entity whose chairman is Wenzhao Lu, the major shareholder of the Company.

(2)	Shanghai Daopei is a subsidiary of an entity whose chairman is Wenzhao Lu, the major shareholder of the Company.

(3)	Hebei Yanda is a subsidiary of an entity whose chairman is Wenzhao Lu, the major shareholder of the Company.